Debt (Details Narrative) $ / shares in Units, £ in Thousands, $ in Thousands					3 Months Ended	9 Months Ended
	Oct. 26, 2020 USD ($) Day $ / shares	May 28, 2020 USD ($)	May 15, 2020 GBP (£)	Aug. 29, 2019 USD ($) shares	Sep. 26, 2020 USD ($) shares	Sep. 26, 2020 USD ($) shares	May 20, 2020 USD ($)	Apr. 05, 2017 USD ($)
Debt instrument, face amount							$ 9,395	$ 1,650
Senior Secured Note [Member]
Payments for Loans		$ 2,538
HSBC Term Loan [Member] | GBP [Member]
Debt instrument, face amount | £			£ 1,000
Debt Instrument, Term			3 years
Jackson Investment Group LLC [Member] | Amended Note Purchase Agreement [Member] | Subsequent Event [Member]
Debt Instrument, Interest Rate, Stated Percentage	12.00%
Debt maturity date	Sep. 30, 2022
Refinances an aggregate of indebtedness advanced	$ 35,700
Due payable	Sep. 30, 2022
Short-term Debt, Refinanced, Description	The Amended Note Purchase Agreement refinances an aggregate of $35.7 million of debt provided by Jackson, extending the due and payable of this to September 30, 2022
Amendment fee	$ 488
Jackson Investment Group LLC [Member] | Amended Note Purchase Agreement [Member] | Subsequent Event [Member] | Minimum [Member]
Deemed closing price of common Share | $ / shares	$ 0.50
Average closing price | $ / shares	$ 0.50
Debt Instrument monthly interest payment	$ 166
Jackson Investment Group LLC [Member] | Amended Note Purchase Agreement [Member] | Subsequent Event [Member] | Maximum [Member]
Deemed closing price of common Share | $ / shares	$ 3.50
Average closing price | $ / shares	$ 3.50
Debt Instrument monthly interest payment	$ 166
Mandatory prepayment of principal amount	$ 3,000
Jackson Investment Group LLC [Member] | Amended Note Purchase Agreement [Member] | Subsequent Event [Member] | PIK Interest [Member]
Debt Instrument, Interest Rate, Stated Percentage	50.00%
Stock Acquired, Average cost per share | $ / shares	$ 25
Number of trading days | Day	5
Jackson Investment Group LLC [Member] | Senior Secured Note [Member] | Fourth Omnibus Amendment and Reaffirmation Agreement [Member]
Debt Instrument, Interest Rate, Stated Percentage				18.00%
Debt maturity date				Dec. 31, 2019
Debt instrument, face amount				$ 2,538
Debt instrument, interest payment description						All accrued and unpaid interest on the outstanding principal balance of this term note was due and payable monthly on the first day of each month, beginning on October 1, 2019
Debt instrument, date of first interest payment				Oct. 01, 2019
Debt instrument, default of payment description						Pursuant to the terms of this term note, if this term note was not repaid by December 31, 2019, the Company was required to issue 100,000 shares of its common stock to Jackson on a monthly basis until this term note is fully repaid, subject to certain exceptions to comply with Nasdaq listing standards.
Number of common shares issuable on monthly basis in event of default | shares				100,000
Additional expense related to issuance of common stock					$ 0	$ 324
Number of common shares issued in event of default | shares					0	500,000
Due payable				Dec. 31, 2019